Basic and Diluted Earnings Per Share Under Guidance of ASC 260 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Basic EPS:
Net income	$ 244,280		$ 220,559		$ 193,947
Basic EPS(a)/(b)	$ 1.30	[1]	$ 1.15	[1]	$ 0.99	[1]
Diluted EPS:
Net income	244,280		220,559		193,947
Diluted EPS(c)/(d)	$ 1.29	[1]	$ 1.15	[1]	$ 0.99	[1]
Common Stock
Basic EPS:
Net income	244,280		220,559		193,947
Less income allocated to nonvested awards	(800)		(805)		(959)
Net income allocated to common stock for EPS calculation(a)	243,480		219,754		192,988
Average common shares outstanding(b)	187,403		191,239		195,378
Basic EPS(a)/(b)	$ 1.30		$ 1.15		$ 0.99
Diluted EPS:
Net income	244,280		220,559		193,947
Less income allocated to nonvested awards	(796)		(804)		(959)
Net income allocated to common stock for EPS calculation(c)	243,484		219,755		192,988
Average common shares outstanding	187,403		191,239		195,378
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,262		345		193
Average common and common equivalent shares outstanding(d)	188,665		191,584		195,571
Diluted EPS(c)/(d)	$ 1.29		$ 1.15		$ 0.99
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	800		805		959
Net income allocated to common stock for EPS calculation(a)	800		805		959
Average common shares outstanding(b)	627		707		975
Basic EPS(a)/(b)	$ 1.28		$ 1.14		$ 0.98
Diluted EPS:
Less income allocated to nonvested awards	796		804		959
Net income allocated to common stock for EPS calculation(c)	$ 796		$ 804		$ 959
Average common shares outstanding	627		707		975
Average common and common equivalent shares outstanding(d)	627		707		975
Diluted EPS(c)/(d)	$ 1.27		$ 1.14		$ 0.98

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.